INVESTMENTS IN CONSUMER LOAN EQUITY METHOD INVESTEES - SUMMARY OF INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended				9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013		Apr. 02, 2013	Jan. 04, 2013	Sep. 30, 2013 Consumer Loan Investees	Apr. 02, 2013 Consumer Loan Investees	Dec. 31, 2012 Consumer Loan Investees
Summarized financial information:
Consumer Loan Assets						$ 2,692,642
Other Assets						90,103
Debt						(2,137,531) [1]
Other Liabilities						(3,554)
Equity						641,660
Investment in consumer loan equity method investees	192,498 [2]	192,498	[2]			192,498
Ownership percentage in equity method investees				30.00%	50.00%	30.00%	30.00%
Interest income						325,822
Other income (loss)						(47,010)
Provision for finance receivable losses						(31,122)
Other expenses						(46,713)
Net income						200,977
New Residential's equity in net income	$ 24,129	$ 60,293	[3]			$ 60,293

[1]	(A) Represents the Class A asset-backed notes with a face amount of $1.8 billion, an interest rate of 3.75% and a maturity of April 2021 and the Class B asset-backed notes with a face amount of $372.0 million, an interest rate of 4% and a maturity of December 2024. Substantially all of the net cash flow generated by the Consumer Loan Companies is required to be used to pay down the Class A notes. When the balance of the outstanding Class A notes is reduced to 50% of the outstanding UPB of the performing consumer loans, 70% of the net cash flow generated is required to be used to pay down the Class A notes and the equity holders of the Consumer Loan Companies and holders of the Class B notes will each be entitled to receive 15% of the net cash flow of the Consumer Loan Companies on a periodic basis.
[2]	(A) Represents our historical consolidated balance sheet at September 30, 2013.
[3]	(A) Represents our historical consolidated statement of income for the nine months ended September 30, 2013 and year ended December 31, 2012.